Share-Based Compensation (Details 5) (Himax Media Solutions [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Himax Media Solutions [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of shares, Balance	1,179,125	1,541,562	1,443,875
Number of shares, Granted	0	9,750	444,500
Number of shares, Exercised	0	0	0
Number of shares, Forfeited	(890,625)	(372,187)	(346,813)
Number of shares, Balance	288,500	1,179,125	1,541,562	1,443,875
Number of shares, Exercisable	288,500
Weighted average exercise price, Balance	$ 1.690	$ 1.696	$ 1.660
Weighted average exercise price, Granted	$ 0	$ 1.856	$ 1.834
Weighted average exercise price, Exercised	$ 0	$ 0	$ 0
Weighted average exercise price, Forfeited	$ 1.834	$ 1.721	$ 1.717
Weighted average exercise price, Balance	$ 1.244	$ 1.690	$ 1.696	$ 1.660
Weighted average exercise price, Exercisable	$ 1.244
Weighted average remaining contractual term, Balance (in years)	0 years	9 months 19 days	1 year 9 months 19 days	2 years 5 months 13 days